Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
NORTHWEST NATURAL GAS COMPANY
RETIREMENT K SAVINGS PLAN
Form 5500, Schedule H, Line 4i; Schedule of Assets (Held at End of Year)
EIN: 93-0256722 Plan 008
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost **	Current Value

***	BrokerageLink	Self-directed brokerage accounts		$10,630,109
	Artisan International Institutional Fund	Collective trust		10,422,766
*	BlackRock MSCI ACWI ex-U.S. Index Fund M	Collective trust		9,940,728
*	BlackRock Equity Index Fund M	Collective trust		46,977,192
*	BlackRock Extended Market K	Collective trust		9,901,582
*	BlackRock US Debt Index NL W	Collective trust		9,830,424
*	BlackRock LifePath Index Retirement Fund	Collective trust		39,181,151
*	BlackRock LifePath Index 2030 Fund	Collective trust		36,321,589
*	BlackRock LifePath Index 2035 Fund	Collective trust		48,520,561
*	BlackRock LifePath Index 2040 Fund	Collective trust		33,313,581
*	BlackRock LifePath Index 2045 Fund	Collective trust		37,106,003
*	BlackRock LifePath Index 2050 Fund	Collective trust		30,271,813
*	BlackRock LifePath Index 2055 Fund	Collective trust		19,359,878
*	BlackRock LifePath Index 2060 Fund	Collective trust		7,503,274
*	BlackRock LifePath Index 2065 Fund	Collective trust		1,955,977
	T. Rowe Price US Treasury MM Trust B	Collective trust		10,841,334
	T. Rowe Price Small-Cap Stock Fund	Mutual fund		12,852,452
	American Century Small Cap Value Fund	Mutual fund		459,205
	JPMorgan Equity Income Fund	Mutual fund		6,033,171
*	Fidelity Total Bond K6 Fund	Mutual fund		3,184,294
*	Fidelity Blue Chip Growth K6 Fund	Mutual fund		17,917,350
*	NW Natural Holding Company Unitized Stock	Common stock		12,236,653

	Total investments			414,761,087
*	Notes Receivable from Participants	Interest rates from 4.25% to 9.5% maturing January 2026 to October 2040		5,018,405

				$419,779,492
*    Represents identification of known party-in-interest in the Plan.
**    Cost information is not required for participant-directed investments.
***    Certain investments in the BrokerageLink account are shares of mutual funds managed by Fidelity, which represents a party-in-interest in the Plan.